Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	15
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$231,508,123.25	0.4763542	$194,343,118.74	0.3998830	$37,165,004.51
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$888,738,123.25	0.5971779	$851,573,118.74	0.5722053	$37,165,004.51

Weighted Avg. Coupon (WAC)	3.88%		3.88%
Weighted Avg. Remaining Maturity (WARM)	45.05		44.14
Pool Receivables Balance	$937,423,720.44		$898,080,971.48
Remaining Number of Receivables	63,522		62,329

Adjusted Pool Balance	$925,768,878.38		$887,055,332.02

III. COLLECTIONS

Principal:
Principal Collections					$38,180,256.13
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds					$1,229,144.80
Total Principal Collections					$39,409,400.93

Interest:
Interest Collections					$2,866,673.90
Late Fees & Other Charges					$58,704.88
Interest on Repurchase Principal					$-
Total Interest Collections					$2,925,378.78

Collection Account Interest					$267.98
Reserve Account Interest					$29.40
Servicer Advances					$-

Total Collections					$42,335,077.09

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	15
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$42,335,077.09
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$42,335,077.09
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$781,186.43	$-	$781,186.43	$781,186.43
Collection Account Interest					$267.98
Late Fees & Other Charges					$58,704.88
Total due to Servicer					$840,159.29

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$77,169.37		$77,169.37
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$376,102.70		$376,102.70	$376,102.70

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$41,042,978.85

7. Regular Principal Distribution Amount:					$37,165,004.51

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$37,165,004.51
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$37,165,004.51		$37,165,004.51
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$37,165,004.51		$37,165,004.51

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,877,974.34

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,654,842.06
Beginning Period Amount	$11,654,842.06
Current Period Amortization	$629,202.59
Ending Period Required Amount	$11,025,639.46
Ending Period Amount	$11,025,639.46
Next Distribution Date Amount	$10,416,898.58

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	15
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$37,030,755.14	$35,482,213.28	$35,482,213.28
Overcollateralization as a % of Original Adjusted Pool		2.42%	2.32%	2.32%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.03%	61,724	98.83%	$887,546,654.57
30 - 60 Days	0.82%	511	1.00%	$8,962,683.49
61 - 90 Days	0.12%	75	0.14%	$1,264,507.00
91 + Days	0.03%	19	0.03%	$307,126.42
		62,329		$898,080,971.48
Total
Delinquent Receivables 61 + days past due	0.15%	94	0.17%	$1,571,633.42
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.19%	119	0.22%	$2,026,687.74
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	204	0.37%	$3,652,472.47
Three-Month Average Delinquency Ratio	0.22%		0.26%

Repossession in Current Period		30		$578,047.08
Repossession Inventory		69		$462,576.02

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,162,492.83
Recoveries				$(1,229,144.80)
Net Charge-offs for Current Period				$(66,651.97)

Beginning Pool Balance for Current Period				$937,423,720.44

Net Loss Ratio				-0.09%
Net Loss Ratio for 1st Preceding Collection Period				0.78%
Net Loss Ratio for 2nd Preceding Collection Period				0.51%
Three-Month Average Net Loss Ratio for Current Period				0.40%

Cumulative Net Losses for All Periods				$7,136,743.78
Cumulative Net Losses as a % of Initial Pool Balance				0.46%

Principal Balance of Extensions				$2,984,738.26
Number of Extensions				160

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